CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss	$ (4,926)	$ (6,907)	$ (10,654)	$ (12,620)
Adjustments required to reconcile loss to net cash used in operating activities:
Depreciation			432	361
Changes in accrued liability for employee rights upon retirement, net			46	125
Share-based compensation			1,487	2,708
Financial expenses (income), net			43	(27)
Net changes in operating leases			(103)
Changes in fair value of marketable securities			(79)	(436)	$ 29
Changes in operating asset and liabilities:
Accounts receivable			(7,826)
Prepaid expenses and other current assets			1,890	(556)
Accounts payable and other			1,935	2,105
Long-term receivables				49
Net cash used in operating activities			(12,829)	(8,291)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(282)	(587)
Investment in marketable securities			(2,551)	(59,407)	(71,783)
Proceeds from sale of marketable securities			23,773		15,092
Short-term deposits			1,000	3,000
Long-term deposits			(5)	5
Net cash provided by (used in) investing activities			21,935	(56,989)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from exercise of options granted to an employee				44
Proceeds from issuance of shares throught an initial public offering, net of issuance costs				78,775	78,775
Net cash provided by financing activities				78,819
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS			(43)	27
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			9,063	13,566
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD			5,675	5,024	5,024
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIODs	14,738	18,590	14,738	18,590	5,675
Cash and Cash equivalents	14,388	18,240	14,388	18,240	$ 5,325
Restricted cash	350	350	350	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	$ 14,738	$ 18,590	14,738	18,590
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS -
Purchase of property and equipment				62
Conversion of loans received from the controlling shareholder				$ 65,338